Revenue Recognition - Schedule of Market Place Revenues (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation Of Revenue [Line Items]
Total Marketplace revenues	$ 136,581	$ 110,516	$ 511,094	$ 389,668	$ 23,281
Owned Properties
Disaggregation Of Revenue [Line Items]
Total Marketplace revenues	102,815	83,666	400,413	308,226	24,188
Private Label
Disaggregation Of Revenue [Line Items]
Total Marketplace revenues	33,766	26,850	110,681	81,442	(907)
Concerts
Disaggregation Of Revenue [Line Items]
Total Marketplace revenues	74,879	58,673	251,423	171,149	15,775
Sports
Disaggregation Of Revenue [Line Items]
Total Marketplace revenues	45,600	38,915	196,467	175,471	3,484
Theater
Disaggregation Of Revenue [Line Items]
Total Marketplace revenues	15,390	12,615	61,483	41,745	3,759
Other
Disaggregation Of Revenue [Line Items]
Total Marketplace revenues	$ 712	$ 313	$ 1,721	$ 1,303	$ 263